PROPERTY, EQUIPMENT AND SOFTWARE, NET - Summary of property, equipment and software (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 803,486		¥ 781,783
Less: Accumulated depreciation	(123,168)		(77,445)
Less: Accumulated impairment loss	(309)		0
Property, equipment and software, Net	680,009	$ 106,708	704,338
Electronic equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	196,173		214,235
Building
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	491,082		189,965
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	81,377		80,705
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	11,975		21,180
Software
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	12,697		7,183
Construction in progress
Property, Plant and Equipment [Line Items]
Property, equipment and software, Gross	¥ 10,182		¥ 268,515